Note 6 - Investment in Joint Venture and Other Investments	12 Months Ended
Sep. 30, 2016
Notes
Note 6 - Investment in Joint Venture and Other Investments

NOTE 6 – INVESTMENT IN JOINT VENTURE AND OTHER INVESTMENTS:

In July 2009, we entered into a joint venture operating agreement (the “Agreement”) with Highland Mining, LLC (“Highland”).   The joint venture entity, Butte Highlands JV, LLC (“BHJV”) was created for the purpose of developing and mining the Butte Highlands Gold Project.  As a result of our contribution of our 100% interest in the Butte Highlands Gold Project, carried on our balance sheet at cost, we held a 50% interest in BHJV.  Under terms of the agreement, our interest in BHJV was to be carried to production by Highland, which would fund all future project exploration and mine development costs.

Under the Agreement, Highland contributed property and agreed to fund all future mine development costs at Butte Highlands.  Both the Company’s and Highland’s share of development costs were to be paid from proceeds of future mine production.  The Agreement stipulated that Highland would appoint a manager of BHJV and that Highland would manage BHJV until such time as all mine development costs, less $2 million (the deemed value of our contribution of property to BHJV), were distributed to Highland out of the proceeds from mine production.

During the year ended September 30, 2016, we executed a Member Interest Purchase Agreement (the “Purchase Agreement”) with New Jersey Mining Company (“NJMC”) pursuant to which we sold all of our 50% interest in BHJV (the “JV Interest”).  We received $225,000 in cash and 3 million restricted shares of common stock of NJMC (the “NJMC Shares”) as consideration for the sale of the JV Interest.  The NJMC Shares were valued at $222,900 based on the closing price of the NJMC Shares ($0.0743) on the OTCQB market on January 29, 2016, the closing date of the transaction.  The total value of the consideration at the closing date was $447,900.  A loss of $180,050 was incurred on the sale of the JV Interest after reducing our investment by the amount received from an expired road use bond ($14,500).  At September 30, 2016 and September 30, 2015, we have an investment in joint venture of nil and $642,450, respectively.

At September 30, 2016 and September 30, 2015, we have a receivable from BHJV for expenses incurred on behalf of BHJV in the amount of nil and $5,761, respectively.

During the year ended September 30, 2016, we sold 2,980,000 shares of Rae-Wallace Mining Company (“RWMC”), which had been previously written off, and recognized a gain of $5,000.  At September 30, 2016, we do not own any shares of RWMC.